Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Real estate assets and lease intangibles:
Land	$ 46,105,130	$ 47,190,225	$ 49,965,418
Buildings and improvements	184,584,788	180,590,935	177,360,584
Tenant improvements	21,388,233	20,148,272	19,876,549
Lease intangibles	12,235,417	12,663,629	13,845,100
Real estate assets and lease intangibles held for investment, cost	264,313,568	260,593,061
Real estate assets and lease intangibles, cost		276,833,694	261,047,651
Accumulated depreciation and amortization	(37,351,636)	(32,665,688)	(29,961,472)
Real estate assets and lease intangibles held for investment, net	226,961,932	227,927,373
Real estate assets held for sale, net	12,342,411	12,594,836
Real estate assets, net	239,304,343	240,522,209
Real estate assets and lease intangibles, net	239,304,000	240,522,209	231,086,179
Cash and cash equivalents	3,436,531	3,116,147	6,626,423
Restricted cash	3,854,970	4,271,648	6,759,786
Deferred leasing costs, net	1,922,468	1,920,091	1,483,014
Goodwill	2,423,000	2,423,000	2,423,000
Other assets, net	5,612,568	5,745,982	5,895,991
TOTAL ASSETS	256,553,880	257,999,077	254,274,393
Liabilities:
Mortgage notes payable held for investment, net	157,018,825	152,998,857
Mortgage notes payable related to real estate assets held for sale, net	5,900,258	5,887,254
Mortgage notes payable, net	162,919,083	158,886,111	142,638,401
Accounts payable and accrued liabilities	6,743,991	6,066,068	7,458,761
Accrued real estate taxes	2,348,145	2,318,990	2,401,770
Dividends payable		1,171,924	1,063,454
Below-market leases, net	1,457,204	1,698,086	2,154,479
Total liabilities	204,034,110	202,249,447	189,110,736
Commitments and contingencies
Equity:
Additional paid-in capital	150,616,707	149,539,782	146,712,853
Dividends in excess of accumulated losses	(112,939,280)	(106,623,957)	(93,821,328)
Total stockholders' equity before noncontrolling interest	37,853,570	43,090,853	53,063,548
Noncontrolling interest	14,666,200	12,658,777	12,100,109
Total equity	52,519,770	55,749,630	65,163,657
TOTAL LIABILITIES AND EQUITY	256,553,880	257,999,077	254,274,393
Redeemable Convertible Preferred Stock Series B [Member]
Liabilities:
Mandatorily redeemable Series B Preferred Stock, net	30,565,687	32,108,268	33,393,871
Common Class A [Member]
Equity:
Common stock series A	$ 176,143	175,028	$ 172,023
Scenario, Previously Reported [Member]
Real estate assets and lease intangibles:
Land		51,274,462
Buildings and improvements		190,274,191
Tenant improvements		21,473,750
Lease intangibles		13,811,291
Accumulated depreciation and amortization		$ (36,311,485)